Postretirement benefit plans - Assumptions used (Details)	12 Months Ended
Dec. 31, 2013
U.S. defined benefit plan
Defined Benefit Plan Disclosure [Line Items]
Equity securities (in percents)	35.00%
Fixed income securities and cash equivalents (in percents)	65.00%
U.S. retiree health care plan
Defined Benefit Plan Disclosure [Line Items]
Equity securities (in percents)	50.00%
Fixed income securities and cash equivalents (in percents)	50.00%
Non-U.S. defined benefit plan
Defined Benefit Plan Disclosure [Line Items]
Equity securities range minimum (in percents)	0.00%
Equity securities range maximum (in percents)	40.00%
Fixed income securities and cash equivalents range minimum (in percent)	60.00%
Fixed income securities and cash equivalents range maximum (in percents)	100.00%